                                                                             UNITED STATES

                                                        SECURITIES AND EXCHANGE COMMISSION

                                                                    WASHINGTON, D.C. 20549

                                                                                 FORM N-PX

                                                      ANNUAL REPORT OF PROXY VOTING RECORD

                                                                                        OF

                                                REGISTERED MANAGEMENT INVESTMENT COMPANIES

  INVESTMENT COMPANY ACT FILE NUMBER:                    811-4570

  NAME OF REGISTRANT:                                                    VANGUARD NEW YORK TAX-FREE FUNDS

  ADDRESS OF REGISTRANT:                                              PO BOX 2600, VALLEY FORGE, PA 19482

  NAME AND ADDRESS OF AGENT FOR SERVICE:              HEIDI STAM

                                                                                           PO BOX 876

                                                                                           VALLEY FORGE, PA 19482

  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:    (610) 669-1000

  DATE OF FISCAL YEAR END:                                          NOVEMBER 30

  DATE OF REPORTING PERIOD:                                        JULY 1, 2010 - JUNE 30, 2011

  FUND:   VANGUARD NEW YORK TAX-EXEMPT MONEY MARKET FUND

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:               NUVEEN NEW YORK PERFORMANCE PLUS MUNICIPAL FUND, INC.

  TICKER:               NNP                                  CUSIP:   67062R609

  MEETING DATE:   5/6/2011                                                                                                              FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: ELECT DIRECTOR JOHN P. AMBOIAN                      ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: ELECT DIRECTOR ROBERT P. BREMNER                  ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: ELECT DIRECTOR JACK B. EVANS                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: ELECT DIRECTOR DAVID J. KUNDERT                    ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: ELECT DIRECTOR JUDITH M. STOCKDALE               ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: ELECT DIRECTOR CAROLE E. STONE                      ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: ELECT DIRECTOR TERENCE J. TOTH                      ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: ELECT DIRECTOR VIRGINIA L. STRINGER             ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: ELECT DIRECTOR WILLIAM C. HUNTER                  ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: ELECT DIRECTOR WILLIAM J. SCHNEIDER           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:               NUVEEN NEW YORK QUALITY INCOME MUNICIPAL FUND, INC.

  TICKER:               NUN                                  CUSIP:   670986603

  MEETING DATE:   5/6/2011                                                                                                              FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: ELECT DIRECTOR JOHN P. AMBOIAN                      ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: ELECT DIRECTOR ROBERT P. BREMNER                  ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: ELECT DIRECTOR JACK B. EVANS                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: ELECT DIRECTOR DAVID J. KUNDERT                    ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: ELECT DIRECTOR JUDITH M. STOCKDALE               ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: ELECT DIRECTOR CAROLE E. STONE                      ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: ELECT DIRECTOR TERENCE J. TOTH                      ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: ELECT DIRECTOR VIRGINIA L. STRINGER             ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: ELECT DIRECTOR WILLIAM C. HUNTER                  ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: ELECT DIRECTOR WILLIAM J. SCHNEIDER           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:               NUVEEN NEW YORK SELECT QUALITY MUNICIPAL FUND, INC.

  TICKER:               NVN                                  CUSIP:   670976505

  MEETING DATE:   5/6/2011                                                                                                              FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: ELECT DIRECTOR JOHN P. AMBOIAN                      ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: ELECT DIRECTOR ROBERT P. BREMNER                  ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: ELECT DIRECTOR JACK B. EVANS                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: ELECT DIRECTOR DAVID J. KUNDERT                    ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: ELECT DIRECTOR JUDITH M. STOCKDALE               ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: ELECT DIRECTOR CAROLE E. STONE                      ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: ELECT DIRECTOR TERENCE J. TOTH                      ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: ELECT DIRECTOR VIRGINIA L. STRINGER             ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: ELECT DIRECTOR WILLIAM C. HUNTER                  ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: ELECT DIRECTOR WILLIAM J. SCHNEIDER           ISSUER            YES             FOR                  FOR

                                                                          SIGNATURES

  Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  VANGUARD NEW YORK TAX-FREE FUNDS

  By:     /s/F. William McNabb III

             (Heidi Stam)

             F. William McNabb III*

             Chairman and Chief Executive Officer

  Date:   August 30, 2011

      *  By Power of Attorney.  Filed on April 26, 2010, see File Number 33-53683.

                Incorporated by Reference.